Note 16 - Stock-Based Compensation Plans	12 Months Ended
Jan. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 16 - Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our consolidated statement of operations was as follows:

Year Ended	January 31, 2014	January 31, 2013	January 31, 2012
Cost of revenues	54	56	110
Sales and marketing	538	412	251
Research and development	12	44	308
General and administrative	1,138	766	544
Other charges	781	-	-
Effect on net income	2,523	1,278	1,213

For the year ended January 31, 2014 other charges includes stock-based compensation expense of $0.3 million related to a modification of certain PSU grants. Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for $0.2 million ($0.4 million at January 31, 2013) recognized in the United States. For the year ended January 31, 2014, we realized a tax expense of $0.2 million in connection with stock options exercised (less than $0.1 million in both 2013 and 2012).

Stock Options

During 2013, we amended our stock option plan agreements to allow for stock options to be surrendered to the Company and settled for cash and/or shares. The Company does not have an obligation to settle outstanding stock options on a cash basis. The cash settlement value is determined using the closing share price for the day preceding the elected settlement date less the exercise price. For the year ended January 31, 2014, 300,000 options were settled for $1.4 million in cash and $0.1 million of common shares were issued from treasury. For the year ended January 31, 2013, 340,840 options were settled for $1.5 million in cash and $0.5 million of common shares were issued from treasury.

As of January 31, 2014, we had 1,139,853 stock options granted and outstanding under our shareholder-approved stock option plan and 250,813 remained available for grant.

As of January 31, 2014, $0.2 million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of 1.0 year. The total fair value of stock options vested during 2014 was $0.3 million.

No stock options were granted in 2014 and there was one stock option grant in each of 2013 and 2012. Assumptions used in the Black-Scholes model for each grant were as follows:

Year Ended	January 31, 2013	January 31, 2012
Expected dividend yield (%)	-	-
Expected volatility (%)	33.2	33.6
Risk-free rate (%)	1.2	2.4
Expected option life (years)	5	5

A summary of option activity under all of our plans is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2013	2,510,161	$4.35
Exercised	(990,913)	$3.74
Settled for Cash/ Shares	(300,000)	$4.28
Forfeited	(62,895)	$6.09
Expired	(16,500)	$4.11
Balance at January 31, 2014	1,139,853	$4.39	1.9	12.5

Vested or expected to vest at January 31, 2014	1,096,603	$4.32	1.8	12.1

Exercisable at January 31, 2014	975,708	$4.05	1.6	11.1

The weighted average grant-date fair value of options granted during 2014, 2013 and 2012 was nil, $2.73 and $2.18 per option, respectively. The total intrinsic value of options exercised during 2014, 2013 and 2012 was approximately $9.4 million, $0.7 million and $2.9 million, respectively. The total intrinsic value of options settled during 2014, 2013 and 2012 was approximately $1.5 million, $2.0 million and nil, respectively.

Options outstanding and options exercisable as at January 31, 2014 by range of exercise price are as follows:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$2.93	–	$3.62	$3.15	608,825	1.5	$3.15	599,487
$3.93	–	$4.00	$3.93	46,300	0.8	$3.93	46,300
$4.73	–	$6.08	$5.46	437,228	2.3	$5.27	317,421
$6.73	–	$8.39	$8.12	47,500	5.2	$7.79	12,500
			$4.27	1,139,853	1.9	$3.94	975,708

A summary of the status of our unvested stock options under our shareholder-approved stock option plan as of January 31, 2014 is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Grant- Date Fair Value per Share
Balance at January 31, 2013	395,903	$2.08
Vested	(168,863)	$2.75
Forfeited	(62,895)	$2.04
Balance at January 31, 2014	164,145	$2.21

Performance Share Units

A summary of PSU activity is as follows:

	Number of PSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2013	139,071	$11.90
Granted	101,011	$11.75
Performance Units Issued on Vesting	24,253	$11.67
Forfeited	(52,907)	$11.71
Balance at January 31, 2014	211,428	$11.69	8.4	3.3

Vested or expected to vest at January 31, 2014	211,428	$11.69	8.4	3.3

Exercisable at January 31, 2014	72,760	$11.67	8.2	1.1

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2014) that would have been received by PSU holders if all PSUs had been vested on January 31, 2014.

As of January 31, 2014, $0.9 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.4 years. The total fair value of PSUs vested during 2014 was $0.8 million.

Restricted Share Units

A summary of RSU activity is as follows:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2013	119,799	$8.80
Granted	101,011	$9.39
Forfeited	(6,734)	$9.39
Balance at January 31, 2014	214,076	$8.96	8.4	3.3

Vested or expected to vest at January 31, 2014	214,076	$8.96	8.4	3.3

Exercisable at January 31, 2014	147,206	$8.90	8.4	2.3

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2014) that would have been received by RSU holders if all RSUs had been vested on January 31, 2014.

As of January 31, 2014, $0.6 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.6 years. The total fair value of RSUs vested during 2014 was $1.0 million.

Deferred Share Unit Plan

A summary of activity under our DSU plan is as follows:

Number of DSUs Outstanding
Balance at January 31, 2013	102,821
Granted	42,482
Balance at January 31, 2014	145,303

As at January 31, 2014, the total number of DSUs held by participating directors was 145,303, representing an aggregate accrued liability of $2.1 million ($1.0 million at January 31, 2013). The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately $1.1 million, $0.1 million and $0.1 million for 2014, 2013 and 2012, respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2013	241,489
Granted	135,664
Vested and settled in cash	(208,911)
Forfeited	(15,448)
Balance at January 31, 2014	152,794	1.4

Vested at January 31, 2014	1,320	-

Unvested at January 31, 2014	151,474	1.4

We have recognized the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of $1.2 million at January 31, 2014 ($1.0 million at January 31, 2013). As at January 31, 2014, the unrecognized aggregate liability for the non-vested CRSUs was $1.0 million ($1.3 million at January 31, 2013). The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately $1.2 million, $1.3 million and $1.5 million for 2014, 2013 and 2012, respectively.